DEBENTURES AND NOTES (Table)	3 Months Ended	9 Months Ended
	Dec. 31, 2015	Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of assumptions used for fair value of derivative liabilities

The Company has estimated the fair value of such warrants at a value of $208,597 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

The Company has estimated the fair value of such warrants at a value of $208,597 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

The Company has estimated the fair value of such warrants at a value of $116,599 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

The Company has estimated the fair value of such warrants at a value of $87,331 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.2%
Expected term (years)	3
Volatility	203%

The Company has estimated the fair value of such warrants at a value of $1,140,462 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

The Company has estimated the fair value of such warrants at a value of $116,561 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%